OPPENHEIMER INSURED MUNICIPAL FUND
                  Supplement dated May 20, 1998 to the
                    Prospectus dated January 26, 1998

The Prospectus is changed as follows effective June 1, 1998:

1. Footnote number 1 under the table entitled "Shareholder Transaction Expenses" on page 3 is modified to read as follows:

      (1) If you invest $1 million or more in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

2. The second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 28 is modified to read as follows:

      If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

3. The first and second sentences of the second paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 33 are modified to read as follows:

      If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998).

4. The second sentence of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 33 is modified to read as follows:
                                                      (continued)

      However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998).

5. The paragraph entitled "Special Arrangements With Dealers" on page 33 is hereby deleted.

6. The following sub-paragraphs of the section entitled " Waivers of Class A Sales Charge- Waivers of the Class A Contingent Deferred Sales Charge Sales for Certain Redemptions"on page 36 are deleted:

         o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase)

         o if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase)

7. The paragraph entitled "OppenheimerFunds Internet Web Site" in the section entitled "Special Investor Services" on page 41 is revised as follows:

      OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address:

                                                      (continued)
      http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.


May 20, 1998                                                  PS0865.008

                   OPPENHEIMER INSURED MUNICIPAL FUND
                  Supplement dated May 20, 1998 to the
       Statement of Additional Information dated January 26, 1998

The Statement of Additional Information is changed as follows effective June 1, 1998:


1. The third sentence of the third paragraph in the section entitled "How To Exchange Shares" on page 40 is revised as follows:

      However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (Other than funds managed by the Manager or its subsidiaries) redeemed within 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable.

2. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" on page 40 is revised to read as follows:

      However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1,
      1998).

May 20, 1998                                                  PX0865.005

                 OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                  Supplement dated May 20, 1998 to the
                    Prospectus dated January 26, 1998

This Supplement to the Prospectus replaces the supplement dated April 29, 1998 and changes the prospectus as follows:

1. Effective June 1, 1998, footnote number 1 under the table entitled "Shareholder Transaction Expenses" on page 3 is modified to read as follows:

     (1) If you invest $1 million or more in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

2. The following sentences are added at the end of the paragraph entitled "A Brief Overview of the Fund - What Does the Fund Invest In?" on page 5:

     As a matter of non-fundamental policy, the Fund anticipates that under normal market circumstances (when the financial markets are not in an unstable or volatile period), it will maintain a portfolio duration of more than 4.5 but no more than 8.0. Duration is a volatility measure that differs from maturity. Portfolio duration is explained in "Investment Policies and Strategies - What Does the Duration of the Fund's Portfolio Mean?".

3. The paragraph entitled "A Brief Overview of the Fund - How Risky is the Fund?" on page 6 is deleted and replaced with the following:

        o How Risky is the Fund? All investments carry risks to some degree. The Fund's investments in Municipal Securities are subject to changes in their value from a number of factors such as changes in general bond market movements, the change in value of particular securities because of an event affecting the issuer, or changes in interest rates. The magnitude of these fluctuations will often be greater for longer-duration debt securities. See "Investment Policies and Strategies - What Does the Duration of the Fund's

                                                      (continued)

     Portfolio Mean?" These changes affect the value of the Fund's investments and its price per share. In the OppenheimerFunds spectrum, the Fund is generally more conservative than high yield bond funds, but more risky than money market funds. While the Manager tries to reduce risks by seeking to limit the Fund's duration, by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objectives and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page 12 for a more complete discussion.

4. The second paragraph in the section entitled "Investment Objectives and Policies Investment Policies and Strategies" on page 11 is deleted and replaced with the following:

        Under normal market conditions, at least 80% of the Fund's total assets will be invested in investment-grade Municipal Securities, with no more than 20% of the Fund's total assets invested in taxable investments. However, for temporary defensive purposes, the Fund may invest up to 100% of its total assets in taxable certificates of deposit and commercial paper and taxable or tax-exempt money market instruments. The Fund may purchase Municipal Securities on a "when-issued" basis and may purchase or sell Municipal Securities on a "delayed delivery" basis.

5. The following paragraphs are inserted immediately preceding the paragraph entitled "Investment Objectives and Policies - Can the Fund's Investment Objective and Policies Change?" on page 11:

          o What Does the "Duration" of the Fund's Portfolio Mean? The Fund anticipates that under normal market conditions, it will maintain a duration of more than 4.5 but not more than 8.0. The Fund measures its portfolio duration on a "dollar-weighted" basis. Duration refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For

                                                      (continued)
     example, if a bond has a duration of 3, a 1% increase in general interest rates would be expected to cause the bond to decline in value by about 3%. Duration is a measure of portfolio volatility, and is one of the basic tools used by the Manager in selecting securities for the Fund's portfolio. The Fund may invest in individual debt securities of any duration.

        However, the calculation of a bond's duration (or the duration of the entire portfolio of bonds, in the case of the Fund) cannot be relied on as an exact prediction of future volatility. Duration is calculated by using a number of variables, including a bond's coupon interest payments, final maturity and call features and assumptions based on the historical call activity of similar bonds. All other factors being equal, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security. In addition, generally securities of longer duration are subject to greater price fluctuations due to changes in interest rates.

6. The second paragraph in the section entitled "Investment Risks - Interest Rate Risk" on page 13 is deleted and replaces with the following:

           Generally, securities of longer duration are subject to greater price fluctuations due to changes in interest rates. There are no restrictions on the duration of individual debt securities in which the Fund may invest. The Fund will seek to invest in Municipal Securities that, in the judgment of the Manager, will provide a high level of current income consistent with the Fund's liquidity requirements and conditions affecting the Municipal Securities market.

7. Effective June 1, 1998, the second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 26 is modified to read as follows:


                                                      (continued)

        If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

8. Effective June 1, 1998, the first and second sentences of the second paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge on page 31 are modified to read as follows:

           If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998).

9. Effective June 1, 1998, the second sentence of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 31 is modified to read as follows:

        However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998).

10. Effective June 1, 1998, the paragraph entitled "Special Arrangements With Dealers" on page 31 is hereby deleted.

11. Effective June 1, 1998, the following sub-paragraphs of the section entitled "Waivers of Class A Sales Charge - Waivers of the Class A Contingent Deferred Sales Charge Sales for Certain Redemptions" on page 34 are deleted:


                                                      (continued)

           o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase)

           o if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase)

12. The paragraph entitled "OppenheimerFunds Internet Web Site" in the section entitled "Special Investor Services" on page 39 is modified as follows:

        OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.



May 20, 1998                                                PS0860.009

                 OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                  Supplement dated May 20, 1998 to the
       Statement of Additional Information dated January 26, 1998


The Statement of Additional Information is changed as follows effective June 1, 1998:


1. The third sentence of the third paragraph in the section entitled "How To Exchange Shares" on page 39 is revised as follows:

      However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (Other than funds managed by the Manager or its subsidiaries) redeemed within 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable.

2. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" on page 39 is revised as follows:

      However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1,
      1998).


May 19, 1998                                                  PX0860.005